Post-Employment Benefits	12 Months Ended
Dec. 31, 2023
Post-Employment Benefits
Post-Employment Benefits

26.Post-Employment Benefits

Defined contribution plans

The Group participates in defined contribution plans in the UK and Germany that are funded through payments by employees and by the Group to funds administered by third parties.

The Group’s expenses for these plans were €569 thousand (2022: €635 thousand, 2021: €465 thousand). There are no liabilities (2022: nil) that are recognized in the Group’s balance sheet in respect of such plans along with regular prepayments and accruals of the contributions withheld from employees’ wages and salaries and of the Group’s contributions. Contributions totaling nil (2022: €1 thousand) were payable to the fund at the reporting date and are included in creditors.

Defined benefit plans

Corporate post-retirement benefits are provided by the Group to employees in Switzerland in accordance with local law through defined benefit plans, these employees make up a very small portion of the Groups total employees. Current pension arrangements for employees in Switzerland are made through plans governed by the Swiss Federal Occupational Old Age, Survivors and Disability Pension Act (‘BVG’). The Group’s pension plans are administered by separate legal foundations, which are funded by regular employee and company contributions. The final benefit is contribution based with certain guarantees regarding the benefits provided. Due to these guarantees, such Swiss pension plans are treated as defined benefit plans. In case the pension foundation becomes underfunded, the employer together with the employees can be obliged to refinance a plan until the funding level has reached 100% again. Such measures might include increasing employee and company contributions, lowering the interest rate on retirement account balances, reducing prospective benefits and a suspension of the early withdrawal facility. The Group in Switzerland is currently affiliated to a fully reinsured collective pension foundation which cannot become underfunded as all risks are reinsured with a life insurance company. However, the Group is exposed to certain refinancing risk in the future as the current affiliation contract can be cancelled or amended by both contractual parties.

The defined benefit obligation is €80 thousand (2022: €76 thousand) with €105 thousand (2022: €101 thousand, 2021: €117 thousand) recognized as an expense and €22 thousand (2022: €28 thousand, 2021: €162 thousand) as other comprehensive income during the year. Due to the size of the pension plan, the Swiss defined benefit plans will not have a material impact on the amount, timing or uncertainty of the Group’s future cash flows.